Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros, except share and per share information)	2024	2023	2024	2023
Weighted number of outstanding shares	187,825,592	182,721,369	187,370,399	182,721,369
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted and undiluted)	187,825,592	182,721,369	187,370,399	182,721,369

Net profit attributable to ordinary shareholders	71,651	49,394	64,497	40,207
Basic	0.38	0.27	0.34	0.22
Diluted	0.38	0.27	0.34	0.22